Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant and Equipment
The movements in 2019 and 2018 were as follows:

	Land £m	Freehold buildings £m	Leasehold buildings £m	Fixtures, fittings and equipment £m	Computer equipment £m	Total £m
Cost
1 January 2018	37.1	118.8	1,081.8	377.2	703.0	2,317.9
Additions	–	17.7	161.4	49.9	85.8	314.8
New acquisitions	–	0.1	0.9	1.2	0.9	3.1
Disposals	–	–	(83.5)	(62.9)	(109.3)	(255.7)
Exchange adjustments	–	(1.1)	41.8	9.9	10.0	60.6
31 December 2018	37.1	135.5	1,202.4	375.3	690.4	2,440.7
Additions	–	33.7	158.5	35.0	67.7	294.9
New acquisitions	–	–	–	0.1	–	0.1
Disposals	–	(109.0)	(167.3)	(68.3)	(76.3)	(420.9)
Transfer to disposal group classified as held for sale	(2.8)	(17.1)	(98.1)	(115.2)	(231.5)	(464.7)
Exchange adjustments	–	(16.9)	(46.7)	(14.5)	(26.4)	(104.5)
31 December 2019	34.3	26.2	1,048.8	212.4	423.9	1,745.6

Depreciation
1 January 2018	–	28.5	526.1	236.9	546.9	1,338.4
Charge for the year	–	3.1	91.5	44.4	86.1	225.1
Disposals	–	–	(74.6)	(58.0)	(107.9)	(240.5)
Exchange adjustments	–	(4.5)	24.3	6.4	8.5	34.7
31 December 2018	–	27.1	567.3	229.7	533.6	1,357.7
Charge for the year	–	1.5	79.9	36.3	67.8	185.5
Disposals	–	(7.2)	(129.9)	(59.9)	(74.5)	(271.5)
Transfer to disposal group classified as held for sale	–	(15.6)	(56.1)	(81.7)	(192.6)	(346.0)
Exchange adjustments	–	(1.6)	(17.9)	(13.2)	(23.4)	(56.1)
31 December 2019	–	4.2	443.3	111.2	310.9	869.6

Net book value
31 December 2019	34.3	22.0	605.5	101.2	113.0	876.0
31 December 2018	37.1	108.4	635.1	145.6	156.8	1,083.0
1 January 2018	37.1	90.3	555.7	140.3	156.1	979.5